                     MORGAN STANLEY FINANCIAL SERVICES TRUST
                           1221 Avenue of the Americas
                            New York, New York 10020

                                                        October 5, 2006

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C.  20549

Re:  Morgan Stanley Financial Services Trust
     File Nos. - 333-16177; 811-7927
     Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of
Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on
September 28, 2006.

                                            Very truly yours,

                                            /s/ Alice Gerstel
                                            --------------------------
                                            Alice Gerstel
                                            Assistant Secretary

Enclosures
cc:  Amy R. Doberman